Note Other Real Estate Owned (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		$ 212,573		$ 191,916	$ 265,766
Other Real Estate Owned Write Downs		(25,198)		(15,071)	(46,164)
Additions		89,593		130,100	138,391
Other Real Estate Owned Sales		(87,183)		(90,926)	(164,586)
Other adjustments		(930)		(3,446)	(1,491)
Transfer to non-covered status	[1]				0
Other Real Estate Owned Ending Balance		188,855		212,573	191,916
Non-covered loans | Mortgages
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		160,044		122,760	96,517
Other Real Estate Owned Write Downs		(16,876)	[2]	(9,889)	(8,567)
Additions		70,763		105,140	86,040
Other Real Estate Owned Sales		(68,145)		(56,826)	(53,782)
Other adjustments		2,063		(1,141)	(540)
Transfer to non-covered status	[1]				3,092
Other Real Estate Owned Ending Balance		147,849		160,044	122,760
Non-covered loans | Commercial / Construction
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		20,401		32,471	38,983
Other Real Estate Owned Write Downs		(5,011)	[2]	(2,909)	(13,356)
Additions		8,918		7,372	17,671
Other Real Estate Owned Sales		(2,765)		(15,894)	(25,065)
Other adjustments		(132)		(639)	(266)
Transfer to non-covered status	[1]				14,504
Other Real Estate Owned Ending Balance		21,411		20,401	32,471
Covered loans | Mortgages
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		32,128		36,685	44,872
Other Real Estate Owned Write Downs		(3,311)		(2,273)	(3,891)
Additions		9,912		17,588	25,019
Other Real Estate Owned Sales		(16,273)		(18,206)	(25,990)
Other adjustments		(2,861)		(1,666)	(233)
Transfer to non-covered status	[1]				(3,092)
Other Real Estate Owned Ending Balance		$ 19,595		32,128	36,685
Covered loans | Commercial / Construction
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance				$ 0	85,394
Other Real Estate Owned Write Downs					(20,350)
Additions					9,661
Other Real Estate Owned Sales					(59,749)
Other adjustments					(452)
Transfer to non-covered status	[1]				(14,504)
Other Real Estate Owned Ending Balance					$ 0

[1]
Represents the reclassification of OREOs to the non-covered category, pursuant to the expiration of the commercial and consumer shared-loss arrangement with the FDIC related to loans acquired from Westernbank, on June 30, 2015.

[2]	Includes $2.7 million related to the damages from Hurricane Maria, of which $1.3 million were for commercial and $1.4 million for residential.